Per Share Amounts - Schedule Representing Per Share Amounts (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2022	Jun. 30, 2021
Earnings per share [line items]
Net Earnings (Loss)	$ 2,432	$ 224	[1]	$ 4,057	$ 444	[1]
Effect of Cumulative Dividends on Preferred Shares	(8)	(8)		(17)	(17)
Net Earnings (Loss) – Basic and Diluted	$ 2,424	$ 216		$ 4,040	$ 427
Basic – Weighted Average Number of Shares (in shares)	1,971.3	2,017.5		1,980.6	2,017.5
Dilutive Effect of Warrants (in shares)	47.5	24.3		46.2	21.1
Dilutive Effect of Net Settlement Rights (in shares)	10.6	0.3		11.9	0.0
Diluted – Weighted Average Number of Shares (in shares)	2,029.4	2,042.1		2,038.7	2,038.6
Net Earnings (Loss) Per Share — Basic (CAD per share)	$ 1.23	$ 0.11	[1]	$ 2.04	$ 0.21	[1]
Net Earnings (Loss) Per Share — Diluted (CAD per share)	$ 1.19	$ 0.11	[1]	$ 1.98	$ 0.21	[1]
Common shares
Earnings per share [line items]
Instruments excluded from calculation	$ 24	$ 6		$ 41	$ 12
Instruments excluded from calculation, shares (in shares)	2.0	1.9		1.8	1.8

[1]	See Note 3 for revisions to prior period results.